Restructuring and other items	12 Months Ended
Dec. 31, 2016
Restructuring and other items
14. Restructuring and other items

Restructuring and other items recognized during the year ended December 31, 2016 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Restructuring charges	$8,159	-	$8,796
Net charge	$8,159	-	$8,796

Restructuring Charges

A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016 under a restructuring plan adopted following a review by the Company of its operations. The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.0 million.
	Workforce	Onerous
	reductions	Lease	Total
	(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)

Provision at December 31, 2016	$393	$1,398	$1,791

Prior Period Restructuring Charges
A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company's European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.
	Onerous	Asset
	Lease	Impairment	Total
	(in thousands)

Total provision recognized	$3,167	$5,629	$8,796
Asset write-off	-	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	-	$3,167
Utilized	(1,167)	-	(1,167)
Provision at December 31, 2015	2,000	-	2,000
Utilized	(1,359)	-	(1,359)
Provision at December 31, 2016	641	-	641

The total onerous lease obligation at December 31, 2016 is $2.0 million and is included within other liabilities.